                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE MUNICIPAL BOND FUND

[GRAPHIC IMAGE]

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                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call:
       1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]

THOMAS J. FETTER
VICE PRESIDENT AND
PORTFOLIO MANAGER

The municipal bond market consists of a broad array of bond issues, with widely varying features and performance characteristics that may make them appropriate for a specific investment scenario. In this edition of our continuing educational series, we will feature zero coupon bonds - a variety of bond that has seen increasing use by investors over the past 20 years - and discuss why they can provide flexibility in managing a bond portfolio.

THE 1980'S BROUGHT NEW VARIATIONS TO THE BOND MARKET...

Any discussion of zero coupon bonds should start with the term "coupon." Traditionally, bonds were issued in certificate form, with interest coupons attached, which the owner would clip and present for payment. The coupon rate indicates the rate of annual interest the issuer pays to the bondholder. For example, a $1,000 bond with a 5% coupon makes two semiannual interest payments of $25 each.

Today, most bonds are issued as "book-entry bonds," registered in the owner's name, but not delivered in certificate form. That change has not only replaced the antiquated coupon-clipping system, but also encouraged the development of new types of bonds - including zero coupon bonds, introduced in 1982.

ZERO-COUPONS: NO INTEREST PAYMENTS, BUT A PREDICTABLE LUMP-SUM PAYMENT AT MATURITY...

Zero coupon bonds do not have coupons attached and do not make regular interest payments. Instead, they are issued at a discount, usually well below par, or face value. As with coupon bonds, the bondholder receives face value if the bond is held to its maturity date. Over time - from its issuance to its maturity - zero coupon bonds accrete to par, meaning that their price appreciates over time to reflect the accrual of "imputed" compound interest. An investor holding a zero coupon bond to maturity receives a lump sum payment from the issuer for face value reflecting the initial investment plus interest that has accrued. Although zero coupon bonds do not pay any interest until they mature, the accrual of "imputed" compound interest is recognized currently.

ZERO COUPON BONDS PROVIDE PORTFOLIO MANAGERS ADDITIONAL FLEXIBILITY...

For a portfolio manager, zero coupons can play a useful strategic role. Like other bonds, zero coupon bond prices are affected by market conditions, changes in an issuer's underlying fundamentals and fluctuations in interest rates. Because they pay no coupon or periodic interest payments, they typically display more price sensitivity than other bonds in response to changes in interest rates. Therefore, zero coupon bonds can provide more appreciation potential in a declining interest rate environment. Of course, zero coupons display increased DOWNSIDE volatility in the event of an INCREASE in interest rates.

Some zero coupon bonds start out as coupon-bearing bonds, which are then deposited with a trustee and subsequently "stripped" of their coupons. New securities are then created from principal and coupon payments. This allows an investor to choose a maturity to match the time when funds will be needed. Moreover, because of their many permutations, zero coupon bonds can help balance income-oriented bonds with performance-oriented zero coupons, providing more versatility in managing a municipal portfolio.

TAX-EXEMPT BONDS CONTINUE TO OFFER OPPORTUNITIES FOR ISSUERS AND INVESTORS ALIKE...

Throughout its history, the municipal market has helped finance public projects and has pioneered new financing options for issuers - such as zero coupon bonds
- that offer new opportunities for investors. We at Eaton Vance believe that the market will continue to offer more such opportunities and we emphasize our continued commitment to this exciting market.

                                        Sincerely,

                                        /s/ Thomas J. Fetter

                                        Thomas J. Fetter
                                        Vice President
                                        August 9, 2004

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
MARKET RECAP

The U.S. economy strengthened significantly in the six months ended June 30, 2004. Despite sometimes unsettling news from Iraq, consumers continued to spend, while businesses began to renew capital spending programs. Not surprisingly, amid a strengthening economy and rising inflation, the bond markets gave back some of their gains from the previous year.

THE CONSTRUCTION AND BUSINESS SERVICE SECTORS WERE AMONG THE LEADERS IN JOB GROWTH...

The nation's Gross Domestic Product grew by 3.0% in the second quarter of 2004, following a 4.5% rise in the first quarter. New momentum was apparent across the entire economy. Retail sales improved markedly, as consumers gained more confidence from an improving job outlook. Manufacturing activity gained strength, with new orders and industrial production significantly stronger than in 2003. Demand for advanced technology products picked up, as businesses made purchases long-delayed by prior doubts about the strength of the recovery.

Consistent with an improving economy, demand rose for key industrial components, such as metals, energy and chemicals, while factories operated at higher capacity rates. The residential construction sector continued to create jobs, despite a rise in mortgage rates in recent months. However, the commercial segment of the real estate market remained depressed. Conditions in the agricultural sector generally improved, as farmers received higher prices for many products.

HAVING LAGGED THE INITIAL UPTURN, JOB GROWTH HAS RETURNED IN RECENT MONTHS...

Rising job growth was among the key developments during the six-month period. While monthly labor data can be quite volatile, recent trends suggest a favorable turn in the labor market. The nation's unemployment rate was 5.6% in June 2004, down from 6.3% a year earlier. The economy produced jobs in technology, apparel, finance, construction, retail and manufacturing.

[CHART]

Municipal bond yields were 97% of Treasury yields

30-Year AAA-rated General Obligation (GO) Bonds*     5.17%

Taxable equivalent yield in 35.0% tax bracket        7.95%

30-Year Treasury Bond                                5.31%

Principal and interest payments of Treasury securities are guaranteed by the U.S. government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of June 30, 2004.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

INTEREST RATES MOVED HIGHER, AS THE FEDERAL RESERVE PROMISED TO BATTLE INFLATION...

Inflation re-emerged as a concern to investors and the Federal Reserve. Record-high oil prices pushed the price of gasoline above $2 a gallon, while food costs edged higher, together with those of many raw materials used in industrial processes. The Federal Reserve has maintained a close watch on employment and price data. After holding its benchmark Federal Funds rate steady for more than a year, the Federal Reserve raised rates by 25 basis points on June 30, 2004, the first such increase since May 2000.

The municipal bond market performed generally in line with the Treasury market during the six-month period ended June 30, 2004. Ten-year Treasury bond yields - which were around 3.95% at December 31, 2003 - rose to 4.60% by June 30, 2004, while 10-year municipal yields rose from 3.85% to 4.20%. Amid increasing signs of inflation and an upward trend in interest rates, the Lehman Brothers Municipal Bond Index retreated slightly during the six months ended June 30, 2004, posting a total return of -0.68%.*

     *IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
INVESTMENT UPDATE

[PHOTO OF THOMAS J. FETTER]

THOMAS J. FETTER
VICE PRESIDENT AND
PORTFOLIO MANAGER

MANAGEMENT DISCUSSION

- Many economic measures suggested that the U.S. economy was rebounding in the first half of 2004. The manufacturing sector, which has been slow to recover, showed signs of renewed life, as capital spending boosted industrial and technology-related businesses. The nation's jobless rate was 5.6% in June 2004, down from 6.3% a year ago.

- Escrowed/prerefunded bonds were once again the Fund's largest sector weighting at June 30, 2004. Pre-refunded and backed by Treasury bonds, escrowed issues are deemed very high quality in any credit environment and often have above-average coupons.

- Other revenue bonds - non-sector specific - represented significant investments for the Fund. Within this category, the Fund's investments included bonds that financed several tribal casino projects, tobacco settlement issues for California, South Carolina and New Jersey and California tourism-related facilities.

- Hospital bonds remained major investments of the Fund, although management remained very selective within the sector. The Fund continued to emphasize competitive institutions with sound cost structures, favorable demographics and in-demand health care specialties.

- Special tax revenue bonds constituted another major investment for the Fund. These issues provided local communities a financing mechanism for a wide variety of public initiatives, including utility, water and road projects.

- Amid sharply lower interest rates, management updated coupon structure while continuing its efforts to upgrade the Fund's call protection. Although the current cycle of refundings has been largely completed, call protection remains an important factor for municipal investors.

THE FUND

   PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -1.02% during the six months ended June 30, 2004.(1) This return was the result of a decrease in net asset value (NAV) to $9.51 per share on June 30, 2004 from $9.90 on December 31, 2003, and the reinvestment of $0.293 in dividends.(2)

- The Fund's Class B shares had a total return of -1.41% during the six months ended June 30, 2004.(1) This return was the result of a decrease in NAV to $9.44 per share on June 30, 2004 from $9.83 on December 31, 2003 and the reinvestment of $0.257 in dividends.(2)

- The Fund's Class I shares had a total return of -0.86% during the six months ended June 30, 2004.(1) This return was the result of a decrease in NAV to $10.39 per share on June 30, 2004 from $10.81 on December 31, 2003 and the reinvestment of $0.331 in dividends.(2)

- Based on the Fund's most recent dividends and NAVs on June 30, 2004 of $9.51 per share for Class A, $9.44 for Class B and $10.39 for Class I, the Fund's distribution rates were 5.46%, 4.69% and 5.73%, respectively.(3) The distribution rates of Class A, Class B and Class I are equivalent to taxable rates of 8.40%, 7.22% and 8.82%, respectively.(4)

- The SEC 30-day yields for Class A, B and I shares at June 30, 2004 were 5.21%, 4.71% and 5.72%, respectively.(5) The SEC 30-day yields of Class A, Class B and Class I are equivalent to taxable yields of 8.02%, 7.25% and 8.80%, respectively.(4)

                    FUND OVERVIEW(6)

                    Number of Issues                  134
                    Effective Maturity          16.5 Yrs.
                    Average Rating                      A
                    Average Call                10.1 Yrs.
                    Average Dollar Price        $   91.01

FUND INFORMATION
as of June 30, 2004

PERFORMANCE(7)                                    CLASS A     CLASS B   CLASS I
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                            2.83%      2.01%     3.11%
Five Years                                          5.64       4.89      5.91
Ten Years                                           N.A.       N.A.      6.73
Life of Fund+                                       4.86       3.92      7.22

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                            -2.08%    -2.85%     3.11%
Five Years                                           4.62      4.56      5.91
Ten Years                                            N.A.      N.A.      6.73
Life of Fund+                                        4.08      3.92      7.22

+Inception dates: Class A: 1/6/98; Class B: 1/14/98; Class I: 3/16/78

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES. IF THE SALES CHARGE WAS DEDUCTED, PERFORMANCE WOULD BE REDUCED. THERE IS GENERALLY NO SALES CHARGE FOR CLASS I SHARES. (2) A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL INCOME TAX; INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES. (3) THE FUND'S DISTRIBUTION RATE REPRESENTS ACTUAL DISTRIBUTIONS PAID TO SHAREHOLDERS AND IS CALCULATED BY DIVIDING THE LAST DISTRIBUTION PER SHARE (ANNUALIZED) BY THE NET ASSET VALUE. (4) TAXABLE-EQUIVALENT RATES ASSUME MAXIMUM 35.0% FEDERAL INCOME TAX RATE. A LOWER RATE WOULD RESULT IN LOWER TAX-EQUIVALENT FIGURES. (5) THE FUND'S SEC YIELD IS CALCULATED BY DIVIDING THE NET INVESTMENT INCOME PER SHARE FOR THE 30-DAY PERIOD BY THE OFFERING PRICE AT THE END OF THE PERIOD AND ANNUALIZING THE RESULT. (6) FUND OVERVIEW IS SUBJECT TO CHANGE. (7) SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 4.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT THE APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE FUND'S PERFORMANCE DURING CERTAIN PERIODS REFLECTS THE STRONG BOND MARKET PERFORMANCE AND/OR THE STRONG PERFORMANCE OF BONDS HELD DURING THOSE PERIODS. THIS PERFORMANCE IS NOT TYPICAL AND MAY NOT BE REPEATED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH END, PLEASE REFER TO www.eatonvance.com.

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 100.0%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------
EDUCATION -- 2.5%

$  1,375              Massachusetts Development Finance Agency,
                      (Boston University), 5.45%, 5/15/59                        $   1,357,180
   2,500              Massachusetts HEFA, (Harvard University),
                      5.125%, 7/15/37                                                2,486,125
   1,750              Ohio Higher Educational Facilities Authority,
                      (Oberlin College), Variable Rate, 10/1/29(1)(2)                1,717,520
----------------------------------------------------------------------------------------------
                                                                                 $   5,560,825
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.7%

$    500              Connecticut Development Authority, (Connecticut Light
                      and Power), Variable Rate, 9/1/28(1)(2)                    $     537,580
     500              Connecticut Development Authority, (Western Mass
                      Electric), Variable Rate, 9/1/28(1)(2)                           537,580
   2,100              Mississippi Business Finance Corp.,  (System Energy
                      Resources, Inc.), 5.90%, 5/1/22                                2,115,204
   5,000              North Carolina Municipal Power Agency No. 1,
                      (Catawba Electric), 5.50%, 1/1/14                              5,366,450
   2,000              Sam Rayburn, TX, Municipal Power Agency,
                      6.00%, 10/1/21                                                 2,087,660
   4,435              San Antonio, TX, Electric and Natural Gas,
                      4.50%, 2/1/21                                                  4,252,012
----------------------------------------------------------------------------------------------
                                                                                 $  14,896,486
----------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 11.0%

$ 14,000              Dawson Ridge, CO, Metropolitan District #1, Escrowed
                      to Maturity, 0.00%, 10/1/22                                $   5,242,160
  10,000              Foothill/Eastern Transportation Corridor Agency, CA,
                      Escrowed to Maturity, 0.00%, 1/1/18                            5,150,200
   1,000              Maricopa County, AZ, IDA, (Place Five and The Greenery),
                      Escrowed to Maturity, 8.625%, 1/1/27                           1,192,420
   5,500              Massachusetts Turnpike Authority, Escrowed to Maturity,
                      5.00%, 1/1/20(3)                                               5,751,900
   2,500              San Joaquin Hills Transportation Corridor Agency, CA,
                      Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14           1,643,225
  10,000              San Joaquin Hills Transportation Corridor Agency, CA,
                      Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/25           3,323,900
   6,000              Savannah, GA, EDA, Escrowed to Maturity,
                      0.00%, 12/1/21                                                 2,381,040
----------------------------------------------------------------------------------------------
                                                                                 $  24,684,845
----------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 6.6%

$  2,600              California, 5.25%, 4/1/30                                  $   2,590,692
   3,000              California, 5.25%, 2/1/33                                      2,984,460
   2,380              California, 5.50%, 11/1/33                                     2,440,071
$  2,000              New York, NY, 5.25%, 1/15/28                               $   2,004,720
   1,725              New York, NY, Variable Rate, 6/1/28(2)(4)                      1,736,074
   3,000              North East, TX, Independent School District,
                      5.00%, 2/1/30                                                  2,938,350
----------------------------------------------------------------------------------------------
                                                                                 $  14,694,367
----------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 3.5%

$  3,000              Allegheny County, PA, IDA, (Residential Resources, Inc.),
                      6.50%, 9/1/21                                              $   2,859,720
     220              Suffolk County, NY, Industrial Development Agency,
                      Civic Facility Revenue, (Alliance of Long Island
                      Agencies), 7.50%, 9/1/15                                         232,520
     130              Suffolk County, NY, Industrial Development Agency,
                      Civic Facility Revenue, (Alliance of Long Island
                      Agencies), 7.50%, 9/1/15                                         137,398
     125              Suffolk County, NY, Industrial Development Agency,
                      Civic Facility Revenue, (Alliance of Long Island
                      Agencies), 7.50%, 9/1/15                                         132,114
   2,287              Tax Revenue Exempt Securities Trust, Community Health
                      Provider, (Pooled Loan Program Various States Trust
                      Certificates), 5.50%, 12/1/36                                  2,153,935
   1,921              Tax Revenue Exempt Securities Trust, Community Health
                      Provider, (Pooled Loan Program Various States Trust
                      Certificates), 5.50%, 12/1/36                                  1,809,305
     544              Tax Revenue Exempt Securities Trust, Community Health
                      Provider, (Pooled Loan Program Various States Trust
                      Certificates), 6.00%, 12/1/36                                    537,910
----------------------------------------------------------------------------------------------
                                                                                 $   7,862,902
----------------------------------------------------------------------------------------------

HOSPITAL -- 8.1%

$  1,500              California Health Facilities Authority, (Cedars Sinai
                      Medical Center), Variable Rate, 12/1/34(1)(2)              $   1,675,215
     990              Chautauqua County, NY, IDA, (Women's Christian
                      Association), 6.40%, 11/15/29                                    906,751
   1,600              Louisiana Public Facilities Authority, (General Health
                      Systems), 6.80%, 11/1/16                                       1,618,896
   4,150              Maricopa County, AZ, IDA, (Catholic Healthcare),
                      5.50%, 7/1/26                                                  4,003,837
   3,000              New Jersey Health Care Facilities Financing Authority,
                      (Trinitas Hospital), 7.50%, 7/1/30                             3,293,490
   1,240              Oklahoma Development Finance Authority,
                      (Hillcrest Healthcare), 5.20%, 8/15/11                         1,193,289
     400              Oklahoma Development Finance Authority,
                      (Hillcrest Healthcare), 5.75%, 8/15/15                           385,248
   1,575              Oneida County, NY, IDA, (St. Elizabeth Medical Center),
                      5.75%, 12/1/19                                                 1,401,892
     265              Prince George's County, MD, (Greater Southeast
                      Healthcare System), 6.20%, 1/1/08(5)                              63,891

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------
HOSPITAL (CONTINUED)

$  1,030              Prince George's County, MD, (Greater Southeast
                      Healthcare System), 6.375%, 1/1/23(5)                      $     248,333
   1,135              Rochester, MN, Health Care Facilities, (Mayo Clinic),
                      Variable Rate, 11/15/27(1)(2)                                  1,185,315
   1,100              San Benito, CA, Health Care District, 5.40%, 10/1/20           1,036,871
   1,000              Sullivan County, TN, Health Educational and Facility
                      Board, (Wellmont Health System), 6.25%, 9/1/22                 1,019,100
----------------------------------------------------------------------------------------------
                                                                                 $  18,032,128
----------------------------------------------------------------------------------------------

HOUSING -- 3.3%

$  1,300              Florida Capital Projects Finance Authority, Student
                      Housing Revenue, (Florida University), 7.75%, 8/15/20      $   1,311,219
     185              Florida Capital Projects Finance Authority, Student
                      Housing Revenue, (Florida University), 9.50%, 8/15/05            184,245
   2,500              Georgia Private Colleges and Universities Authority,
                      Student Housing Revenue, (Mercer Housing Corp.), 6.00%,
                      6/1/31                                                         2,514,700
   1,380              Lake Creek, CO, (Affordable Housing Corp.),
                      6.25%, 12/1/23                                                 1,247,244
     840              Maricopa County, AZ, IDA, (National Health Facilities II),
                      6.375%, 1/1/19                                                   675,200
   1,210              North Little Rock, AR, Residential Housing Facilities,
                      (Parkstone Place), 6.50%, 8/1/21                               1,100,362
     340              Texas Student Housing Corp., (University of Northern
                      Texas), 9.375%, 7/1/06                                           333,751
----------------------------------------------------------------------------------------------
                                                                                 $   7,366,721
----------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.6%

$    305              Florence County, SC, (Stone Container), 7.375%, 2/1/07     $     309,471
   1,000              Hardeman County, TN, (Correctional Facilities Corp.),
                      7.75%, 8/1/17                                                  1,035,420
   1,750              New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27(5)               1,706,250
   2,500              Nez Perce County, ID, Pollution Control, 7.00%, 12/1/14        2,623,275
   2,450              Port Camas-Washougan, WA, (James River),
                      6.70%, 4/1/23                                                  2,459,089
----------------------------------------------------------------------------------------------
                                                                                 $   8,133,505
----------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.8%

$  2,000              New York Dormitory Authority, (New York University),
                      (AMBAC), 5.50%, 7/1/31                                     $   2,170,100
     100              Rhode Island Health and Educational Building Corp.,
                      (School of Design), (MBIA), 5.00%, 6/1/31                         98,612
   1,750              Virginia College Building Authority, (Washington and
                      Lee University), (MBIA), 5.25%, 1/1/31                         1,839,005
----------------------------------------------------------------------------------------------
                                                                                 $   4,107,717
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC REVENUE -- 0.5%

$  1,000              Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA),
                      5.30%, 6/1/31                                              $   1,018,100
----------------------------------------------------------------------------------------------
                                                                                 $   1,018,100
----------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.5%

$  6,500              Long Island Power Authority, NY, Electric System, (FSA),
                      0.00%, 6/1/25                                              $   2,187,185
      30              Los Angeles, CA, Department of Water and Power,
                      (MBIA), Variable Rate, 2/15/30(2)(4)                             144,585
   5,000              Matagorda County, TX, Navigation District No. 1,
                      (Centerpoint Energy, Inc./Houston Light & Power Co.),
                      (MBIA), 4.00%, 10/15/15                                        4,877,600
   2,865              Ohio Municipal Electric Generation Agency, (MBIA),
                      0.00%, 2/15/29                                                   721,350
----------------------------------------------------------------------------------------------
                                                                                 $   7,930,720
----------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 3.3%

$  2,000              Metropolitan Transportation Authority, NY, (FGIC),
                      Prerefunded to 10/1/15, 5.00%, 4/1/23                      $   2,169,280
   1,500              Metropolitan Transportation Authority, NY, Commuter
                      Facilities, (AMBAC), Escrowed to Maturity,
                      5.00%, 7/1/20                                                  1,570,440
   3,000              Metropolitan Water District, CA, (Southern California
                      Waterworks), (MBIA), Prerefunded to 1/1/07,
                      Variable Rate, 7/1/27(2)(4)                                    3,565,110
----------------------------------------------------------------------------------------------
                                                                                 $   7,304,830
----------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.4%

$  1,320              California, (AMBAC), Variable Rate, 5/1/26(2)(4)           $   1,505,420
     125              California, (FGIC), Variable Rate, 12/1/29(2)(4)                 258,587
   1,500              California, Residual Certificates, (AMBAC), Variable
                      Rate, 10/1/30(2)(4)                                            1,637,715
     750              California, RITES, (AMBAC), Variable Rate, 2/1/28(2)(4)          757,043
   2,000              Massachusetts, (AMBAC), 5.50%, 8/1/30                          2,152,380
   2,340              Merced, CA, Union High School District, (FGIC),
                      0.00%, 8/1/20                                                  1,014,273
   2,395              Phoenix, AZ, (AMBAC), 3.00%, 7/1/28                            1,639,737
   5,000              St. Louis, MO, Board of Education, (FSA),
                      0.00%, 4/1/15                                                  3,030,900
----------------------------------------------------------------------------------------------
                                                                                 $  11,996,055
----------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.8%

$  1,260              Maryland HEFA, (Medlantic), (AMBAC),
                      Variable Rate, 8/15/38(2)(4)                               $   1,329,439
   1,775              Maryland HEFA, (Medlantic/Helix Issue), (AMBAC),
                      5.25%, 8/15/38                                                 1,807,589

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------
INSURED-HOSPITAL (CONTINUED)

$    100              Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                      5.25%, 8/15/38                                             $     101,836
     800              Maryland HEFA, (Medlantic/Helix Issue), (FSA),
                      Variable Rate, 8/15/38(2)(4)                                     844,088
----------------------------------------------------------------------------------------------
                                                                                 $   4,082,952
----------------------------------------------------------------------------------------------

INSURED-HOUSING -- 0.9%

$  1,000              SCA MFMR Receipts, Burnsville, MN, (FSA),
                      7.10%, 1/1/30                                              $   1,029,030
   1,000              SCA MFMR Receipts, Springfield, MO, (FSA),
                      7.10%, 1/1/30                                                  1,029,030
----------------------------------------------------------------------------------------------
                                                                                 $   2,058,060
----------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 3.4%

$ 10,000              Anaheim, CA, Public Financing Authority Lease Revenue,
                      (FSA), 0.00%, 9/1/31                                       $   2,095,800
  12,800              Anaheim, CA, Public Financing Authority Lease Revenue,
                      (FSA), 0.00%, 9/1/29                                           3,024,384
   1,500              New Jersey EDA, (School Facilities), (AMBAC),
                      4.375%, 9/1/29                                                 1,337,925
   2,500              Saint Louis, MO, IDA, (Convention Center Hotel), (AMBAC),
                      0.00%, 7/15/19                                                 1,162,150
----------------------------------------------------------------------------------------------
                                                                                 $   7,620,259
----------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.7%

$  4,000              Hamilton County, OH, Sales Tax, (AMBAC),
                      0.00%, 12/1/22                    `                        $   1,543,560
----------------------------------------------------------------------------------------------
                                                                                 $   1,543,560
----------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 5.2%

$ 10,000              Central Texas Turnpike Authority, (AMBAC),
                      0.00%, 8/15/21                                             $   4,048,900
   1,500              New Jersey Turnpike Authority, RITES, (MBIA),
                      Variable Rate, 1/1/30(2)(4)                                    1,662,840
   1,930              Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26               2,084,593
   2,250              Puerto Rico Highway and Transportation Authority, (XLCA),
                      5.50%, 7/1/36                                                  2,394,540
   1,500              South Carolina Transportation Infrastructure, (AMBAC),
                      5.00%, 10/1/33                                                 1,478,340
----------------------------------------------------------------------------------------------
                                                                                 $  11,669,213
----------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 0.9%

$  1,000              Henry County, GA, Water and Sewer Authority, (FGIC),
                      5.625%, 2/1/30(3)                                          $   1,046,880
   1,000              JEA, FL, Water and Sewer, (AMBAC), 4.75%, 10/1/43                919,930
----------------------------------------------------------------------------------------------
                                                                                 $   1,966,810
----------------------------------------------------------------------------------------------

NURSING HOME -- 3.5%

$    945              Bell County, TX, (Heritage Oaks Healthcare),
                      6.70%, 6/1/29                                              $     292,950
   1,320              Bell County, TX, (Riverside Healthcare, Inc. - Normandy
                      Terrace), 9.00%, 4/1/23                                          805,200
     840              Clovis, NM, IDR, (Retirement Ranches, Inc.),
                      7.75%, 4/1/19                                                    860,672
   1,100              Massachusetts IFA, (Age Institute of Massachusetts),
                      8.05%, 11/1/25                                                 1,078,968
   1,165              Montgomery, PA, IDA, (Advancement of Geriatric Health
                      Care Institute), 8.375%, 7/1/23                                1,066,825
     510              Ohio HFA, Retirement Rental Housing, (Encore Retirement
                      Partners), 6.75%, 3/1/19                                         432,485
   2,000              Orange County, FL, Health Facilities Authority,
                      (Westminster Community Care), 6.60%, 4/1/24                    1,715,200
     261              Tarrant County, TX, Health Facilities Authority,
                      8.00%, 9/1/25(5)                                                   7,830
     392              Tarrant County, TX, Health Facilities Authority,
                      (3927 Foundation), 10.25%, 9/1/19(5)                               3,924
   1,650              Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                      7.00%, 8/1/29                                                  1,512,176
----------------------------------------------------------------------------------------------
                                                                                 $   7,776,230
----------------------------------------------------------------------------------------------

OTHER REVENUE -- 9.6%

$  1,000              Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20       $   1,033,350
   2,950              California Statewide Communities Development Authority,
                      (East Valley Tourist Development Authority),
                      8.25%, 10/1/14                                                 2,985,961
   1,500              Capital Trust Agency, FL, (Seminole Tribe Convention),
                      8.95%, 10/1/33                                                 1,732,605
   2,500              Capital Trust Agency, FL, (Seminole Tribe Convention),
                      10.00%, 10/1/33                                                2,979,775
   5,000              Golden Tobacco Securitization Corp., CA,
                      Variable Rate, 6/1/33(1)(2)                                    4,977,950
     975              Iowa Finance Authority, (Southbridge Mall),
                      6.375%, 12/1/13                                                  890,653
   1,000              Mohegan Tribe Indians, CT, Gaming Authority,
                      (Public Improvements), 6.25%, 1/1/21                           1,064,750
   1,500              Sandoval County, NM, (Santa Ana Pueblo),
                      7.75%, 7/1/15                                                  1,504,395
   1,000              Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16                      1,013,830
   1,500              Tobacco Settlement Financing Corp., NJ,
                      Variable Rate, 6/1/39(1)(2)                                    1,177,425
   2,500              Tobacco Settlement Management Authority, SC,
                      6.375%, 5/15/28                                                2,143,975
----------------------------------------------------------------------------------------------
                                                                                 $  21,504,669
----------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                 VALUE
----------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE -- 4.1%

$  1,130              Albuquerque, NM, Retirement Facilities,
                      (La Vida Liena Retirement Center), 5.75%, 12/15/28         $   1,040,820
   1,445              Albuquerque, NM, Retirement Facilities, (La Vida Liena
                      Retirement Center), 6.60%, 12/15/28                            1,382,590
     865              Bell County, TX, Health Facilities Authority,
                      (Care Institute, Inc. - Texas), 9.00%, 11/1/24                   801,639
   1,205              Grove City, PA, Area Hospital Authority, (Grove Manor),
                      6.625%, 8/15/29                                                1,183,913
   1,500              Kansas City, MO, IDA, (Kingswood United Methodist Manor),
                      5.875%, 11/15/29                                               1,280,460
   1,500              New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25            1,406,325
   1,485              North Miami, FL, Health Facilities Authority, (Imperial
                      Club), 6.75%, 1/1/33                                           1,333,679
     980              St. Paul, MN, Housing and Redevelopment,
                      (Care Institute, Inc. - Highland), 8.75%, 11/1/24(6)             666,302
----------------------------------------------------------------------------------------------
                                                                                 $   9,095,728
----------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 7.9%

$  2,500              Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33               $   2,416,875
     750              Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33                 753,473
   1,465              Bell Mountain Ranch, CO, Metropolitan District,
                      6.625%, 11/15/25                                               1,486,023
   1,000              Capistrano, CA, Unified School District, 6.00%, 9/1/33           999,220
   2,000              Cleveland-Cuyahoga County, OH, Port Authority,
                      7.00%, 12/1/18                                                 2,063,080
      45              Fleming Island, FL, Plantation Community Development
                      District, 6.30%, 2/1/05                                           45,067
   1,500              Frederick County, MD, Urbana Community Development
                      Authority, 6.625%, 7/1/25                                      1,551,435
   1,000              Heritage Harbour, FL, South Community Development
                      District, Capital Improvements, 5.25%, 11/1/08                   999,850
   1,510              Lincoln, CA, Public Financing Authority, (Twelve Bridges),
                      6.20%, 9/2/25                                                  1,535,942
   1,200              New York City, NY, Transitional Finance Authority,
                      4.75%, 11/1/23                                                 1,175,388
   3,500              New York State Local Government Assistance Corp.,
                      5.00%, 4/1/21                                                  3,606,190
   1,000              Tiverton, RI, Obligation Tax Increment,
                      (Mount Hope Bay Village), 6.875%, 5/1/22                       1,032,320
----------------------------------------------------------------------------------------------
                                                                                 $  17,664,863
----------------------------------------------------------------------------------------------

TRANSPORTATION -- 2.2%

$  3,500              New Jersey Transportation Trust Fund Authority,
                      Variable Rate, 6/15/17(1)(2)                               $   3,737,370
   1,200              Port Authority of New York and New Jersey,
                      5.375%, 3/1/28                                                 1,250,364
----------------------------------------------------------------------------------------------
                                                                                 $   4,987,734
----------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100.0%
  (IDENTIFIED COST $217,472,336)                                                 $ 223,559,279
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.0%                                           $      95,330
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $ 223,654,609
----------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At June 30, 2004, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

   California                                         20.7%
   Others, representing less than 10% individually    79.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2004, 27.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 11.2% of total investments.

(1)  Security has been issued as an inverse floater bond.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of the securities is $28,986,856 or 13.0% of the Fund's net assets.

(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond.

(5)  Non-income producing security.

(6)  The Fund is accruing only partial interest on this security.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS

Investments, at value (identified cost, $217,472,336)                    $ 223,559,279
Receivable for investments sold                                                270,000
Receivable for Fund shares sold                                                166,609
Interest receivable                                                          4,070,498
--------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $ 228,066,386
--------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                      $   2,400,000
Payable for daily variation margin on open financial futures contracts         890,625
Payable for Fund shares redeemed                                               487,617
Dividends payable                                                              478,413
Payable to affiliate for Trustees' fees                                          3,417
Due to bank                                                                     89,196
Accrued expenses                                                                62,509
--------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $   4,411,777
--------------------------------------------------------------------------------------
NET ASSETS                                                               $ 223,654,609
--------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                          $ 221,737,077
Accumulated net realized loss (computed on the basis of identified cost)    (2,625,441)
Accumulated undistributed net investment income                                612,411
Net unrealized appreciation (computed on the basis of identified cost)       3,930,562
--------------------------------------------------------------------------------------
TOTAL                                                                    $ 223,654,609
--------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                               $  97,887,897
SHARES OUTSTANDING                                                          10,296,180
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $        9.51
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $9.51)                                       $        9.98
--------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                               $  54,302,664
SHARES OUTSTANDING                                                           5,750,012
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $        9.44
--------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                               $  71,464,048
SHARES OUTSTANDING                                                           6,878,440
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $       10.39
--------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME

Interest                                                                 $   7,363,903
--------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $   7,363,903
--------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $     573,136
Trustees' fees and expenses                                                      6,776
Distribution and service fees
   Class A                                                                     126,664
   Class B                                                                     293,273
Custodian fee                                                                   67,661
Transfer and dividend disbursing agent fees                                     56,622
Legal and accounting services                                                   29,933
Printing and postage                                                             9,077
Registration fees                                                               37,487
Miscellaneous                                                                   14,817
--------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $   1,215,446
--------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                            $       5,432
--------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $       5,432
--------------------------------------------------------------------------------------

NET EXPENSES                                                             $   1,210,014
--------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $   6,153,889
--------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     492,933
   Financial futures contracts                                               1,922,676
--------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $   2,415,609
--------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  (8,935,289)
   Financial futures contracts                                              (2,012,131)
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $ (10,947,420)
--------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $  (8,531,811)
--------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                               $  (2,377,922)
--------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
INCREASE (DECREASE)                                          JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                                (UNAUDITED)          DECEMBER 31, 2003
---------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $    6,153,889        $   12,503,736
   Net realized gain from investment transactions
      and financial futures contracts                               2,415,609               155,593
   Net change in unrealized appreciation
      (depreciation) on investments and
      financial futures contracts                                 (10,947,420)            3,235,123
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $   (2,377,922)       $   15,894,452
---------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                                  $   (3,062,028)       $   (4,868,041)
      Class B                                                      (1,553,514)           (2,670,880)
      Class I                                                      (2,349,402)           (4,211,012)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            $   (6,964,944)       $  (11,749,933)
---------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $   16,209,126        $   42,885,166
      Class B                                                       3,291,989            13,209,162
      Class I                                                       2,127,734             4,584,428
   Net asset value of shares issued to shareholders
      in payment of distributions declared
      Class A                                                       1,479,894             2,192,516
      Class B                                                         881,667             1,432,994
      Class I                                                       1,314,669             2,211,783
   Cost of shares redeemed
      Class A                                                     (19,381,453)          (29,313,768)
      Class B                                                      (8,269,726)          (11,304,192)
      Class I                                                      (6,734,598)          (12,960,340)
   Net asset value of shares exchanged
      Class A                                                       1,084,058                    --
      Class B                                                      (1,084,058)                   --
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $   (9,080,698)       $   12,937,749
---------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $  (18,423,564)       $   17,082,268
---------------------------------------------------------------------------------------------------

NET ASSETS

AT BEGINNING OF PERIOD                                         $  242,078,173        $  224,995,905
---------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $  223,654,609        $  242,078,173
---------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

At end of period                                               $      612,411        $    1,423,466
---------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                    CLASS A
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004      ---------------------------------------------------------
                                          (UNAUDITED)(1)       2003(1)     2002(1)  2001(1)(2)     2000        1999
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $   9.900      $    9.720  $   9.340  $    9.370  $    8.590  $    9.970
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $   0.260      $    0.526  $   0.522  $    0.497  $    0.502  $    0.505
Net realized and unrealized gain (loss)          (0.357)          0.151      0.347      (0.040)      0.776      (1.357)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $  (0.097)     $    0.677  $   0.869  $    0.457  $    1.278  $   (0.852)
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                    $  (0.293)     $   (0.497) $  (0.489) $   (0.487) $   (0.498) $   (0.512)
From net realized gain                               --              --         --          --          --      (0.016)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $  (0.293)     $   (0.497) $  (0.489) $   (0.487) $   (0.498) $   (0.528)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $   9.510      $    9.900  $   9.720  $    9.340  $    9.370  $    8.590
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   (1.02)%          7.17%      9.51%       4.96%      15.38%      (8.85)%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)     $  97,888      $  102,526  $  85,048  $   68,124  $   53,271  $   49,427
Ratios (As a percentage of average daily
  net assets):
   Expenses                                        0.92%(4)        0.89%      0.91%       0.93%       0.97%       0.71%
   Expenses after custodian fee reduction          0.92%(4)        0.89%      0.91%       0.90%       0.96%       0.69%
   Net investment income                           5.34%(4)        5.42%      5.47%       5.27%       5.60%       5.31%
Portfolio Turnover                                   14%             34%        21%         13%         46%         80%
----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.23% to 5.27%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                     CLASS B
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004      ---------------------------------------------------------
                                          (UNAUDITED)(1)       2003(1)    2002(1)   2001(1)(2)     2000        1999
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $   9.830      $    9.660  $   9.280  $    9.300  $    8.520  $    9.880
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $   0.222      $    0.450  $   0.447  $    0.433  $    0.426  $    0.431
Net realized and unrealized gain (loss)          (0.357)          0.142      0.348      (0.036)      0.779      (1.343)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $  (0.135)     $    0.592  $   0.795  $    0.397  $    1.205  $   (0.912)
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                    $  (0.255)     $   (0.422) $  (0.415) $   (0.417) $   (0.425) $   (0.432)
From net realized gain                               --              --         --          --          --      (0.016)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $  (0.255)     $   (0.422) $  (0.415) $   (0.417) $   (0.425) $   (0.448)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $   9.440      $    9.830  $   9.660  $    9.280  $    9.300  $    8.520
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   (1.41)%          6.26%      8.72%        4.36%      14.58%     (9.51)%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)     $  54,303      $   61,793  $  57,347  $   40,168  $   28,222  $   22,738
Ratios (As a percentage of average daily
  net assets):
   Expenses                                        1.67%(4)        1.64%      1.66%       1.68%       1.71%       1.47%
   Expenses after custodian fee reduction          1.67%(4)        1.64%      1.66%       1.65%       1.70%       1.45%
   Net investment income                           4.58%(4)        4.67%      4.71%       4.62%       4.86%       4.61%
Portfolio Turnover                                   14%             34%        21%         13%         46%         80%
----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 4.58% to 4.62%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                     CLASS I
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2004      ---------------------------------------------------------
                                          (UNAUDITED)(1)       2003(1)    2002(1)   2001(1)(2)     2000       1999
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period        $  10.810      $   10.620  $  10.200  $   10.240  $    9.380  $   10.870
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                         $   0.297      $    0.602  $   0.598  $    0.570  $    0.560  $    0.553
Net realized and unrealized gain (loss)          (0.386)          0.159      0.383      (0.053)      0.857      (1.464)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS           $  (0.089)     $    0.761  $   0.981  $    0.517  $    1.417  $   (0.911)
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                    $  (0.331)     $   (0.571) $  (0.561) $   (0.557) $   (0.557) $   (0.563)
From net realized gain                               --              --         --          --          --      (0.016)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           $  (0.331)     $   (0.571) $  (0.561) $   (0.557) $   (0.557) $   (0.579)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD              $  10.390      $   10.810  $  10.620  $   10.200  $   10.240  $    9.380
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                   (0.86)%          7.38%      9.84%       5.14%      15.63%      (8.69)%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)     $  71,464      $   77,759  $  82,600  $   85,751  $   85,656  $   84,938
Ratios (As a percentage of average daily
  net assets):
   Expenses                                        0.67%(4)        0.64%      0.66%       0.69%       0.77%       0.69%
   Expenses after custodian fee reduction          0.67%(4)        0.64%      0.66%       0.66%       0.76%       0.67%
   Net investment income                           5.59%(4)        5.68%      5.73%       5.53%       5.82%       5.38%
Portfolio Turnover                                   14%             34%        21%         13%         46%         80%
----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.003, increase net realized and unrealized loss per share by $0.003, and increase the ratio of net investment income to average net assets from 5.50% to 5.53%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated using the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4)  Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MUNICIPAL BOND FUND as of June 30, 2004
NOTESTO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares generally are sold at net asset value. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest available bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities.

   C INCOME TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $4,579,196 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover expires on December 31, 2008 ($2,939,035) and December 31, 2010 ($1,640,161). At December 31, 2003, net
   capital losses of $943,516 attributable to security transactions incurred after October 31, 2003 are treated as arising on the first day of the Fund's taxable year ending December 31, 2004.

   D INTEREST RATE SWAPS -- The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase and sale of securities. Pursuant to these agreements, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

   E FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   G WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin accruing interest on settlement date.

   H LEGAL FEES -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   I EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   J USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   K INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   L EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   M OTHER -- Investment transactions are accounted for on a trade-date basis.

   N INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                         SIX MONTHS ENDED
                                         JUNE 30, 2004      YEAR ENDED
   CLASS A                               (UNAUDITED)        DECEMBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                        1,654,282           4,424,206
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               151,724             225,789
   Redemptions                                 (1,978,409)         (3,037,727)
   Exchange from Class B shares                   108,963                  --
   --------------------------------------------------------------------------
   NET INCREASE (DECREASE)                        (63,440)          1,612,268
   --------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         JUNE 30, 2004      YEAR ENDED
   CLASS B                               (UNAUDITED)        DECEMBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                          337,766           1,373,788
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                90,404             148,636
   Redemptions                                   (853,849)         (1,175,062)
   Exchange to Class A shares                    (109,661)                 --
   --------------------------------------------------------------------------
   NET INCREASE (DECREASE)                       (535,340)            347,362
   --------------------------------------------------------------------------

                                         SIX MONTHS ENDED
                                         JUNE 30, 2004      YEAR ENDED
   CLASS I                               (UNAUDITED)        DECEMBER 31, 2003
   --------------------------------------------------------------------------
   Sales                                          199,143             434,841
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                               123,411             208,638
   Redemptions                                   (635,697)         (1,228,733)
   --------------------------------------------------------------------------
   NET DECREASE                                  (313,143)           (585,254)
   --------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee, computed at the monthly rate of 0.025% (0.300% per annum) of the average daily net assets and 3.00% of gross income (excluding net realized gains on sales of securities) up to $500 million and at reduced rates as daily net assets exceed that level, was earned by Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. For the six months ended June 30, 2004, the fee was equivalent to 0.49% (annualized) of the Fund's average daily net assets for such period and amounted to $573,136. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the six months ended June 30, 2004, EVM earned $4,549 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $13,685 and $64 from the Fund as its portion of the sales charge on sales of Class A and Class I shares, respectively, for the six months ended June 30, 2004.

   Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

   Certain officers and Trustees of the Fund are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a Service Plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B Plan requires the Fund to pay the principal underwriter, EVD, amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Class B net assets. The Fund paid or accrued distribution fees of $219,955 for Class B shares to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B shares. At June 30, 2004, the amount of Uncovered Distribution Charges EVD calculated under the Class B Plan was approximately $1,898,000.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. Service fee payments will be made for personal services and /or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $126,664 and $73,318 for Class A and Class B shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $300 and $108,000 of CDSC paid by Class A and Class B shareholders, respectively, for the six months ended June 30, 2004.

7  PURCHASES AND SALES OF INVESTMENTS

   The Fund invests primarily in debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales of investments, other than short-term obligations, aggregated $32,717,026 and $38,840,980 respectively.

8  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At June 30, 2004 the Fund had a balance outstanding pursuant to this line of credit of $2,400,000. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

9  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Fund and Investors Bank & Trust (the Bank), the Bank may at its discretion advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft by the Fund, the Fund is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At June 30, 2004, the Fund's payment due to the Bank pursuant to the foregoing arrangement was $89,196.

10 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $ 216,983,724
   --------------------------------------------------------
   Gross unrealized appreciation              $  13,823,176
   Gross unrealized depreciation                 (7,247,621)
   --------------------------------------------------------
   NET UNREALIZED APPRECIATION                $   6,575,555
   --------------------------------------------------------

11 FINANCIAL INSTRUMENTS

   The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at June 30, 2004, is as follows:

   FUTURES CONTRACTS

                                        AGGREGATE                     NET
   EXPIRATION                           FACE                          UNREALIZED
   DATE(S)     CONTRACTS      POSITION  VALUE          VALUE          DEPRECIATION
   -------------------------------------------------------------------------------
   9/04        950 U.S
               Treasury Bond  Short     ($98,899,869)  ($101,056,250) ($2,156,381)
   -------------------------------------------------------------------------------

   At June 30, 2004, the Fund had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE MUNICIPAL BOND FUND
INVESTMENT MANAGEMENT

            OFFICERS

            Thomas E. Faust Jr.
            President

            William H. Ahern, Jr.
            Vice President

            Thomas J. Fetter
            Vice President and
            Portfolio Manager

            Michael R. Mach
            Vice President

            Robert B. MacIntosh
            Vice President

            Duncan W. Richardson
            Vice President

            Walter A. Row, III
            Vice President

            Judith A. Saryan
            Vice President

            Susan Schiff
            Vice President

            James L. O'Connor
            Treasurer

            Alan R. Dynner
            Secretary

            TRUSTEES

            James B. Hawkes

            Samuel L. Hayes, III

            William H. Park

            Ronald A. Pearlman

            Norton H. Reamer

            Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                 BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                         EATON VANCE MUNICIPAL BOND FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

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279-8/04                                                                  MBSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)  Treasurer's Section 302 certification.
(a)(2)(ii) President's Section 302 certification.
(b)        Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE MUNICIPAL BOND FUND)

By:    /S/ Thomas E. Faust
       -------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President

Date:  August 13, 2004
       ---------------